Restatement of Previously Issued Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Schedule of Impacts to Consolidated Financial Statements

	As Previously Reported	Adjustments	As Restated
Condensed Consolidated Balance Sheet as of March 31, 2025
Common stock subject to possible redemption	$2,822,505	$563,108	$3,385,613
Accumulated deficit	(11,021,551)	(406,723)	(11,428,274)
Additional paid in capital	935,133	(156,385)	778,748
Total Stockholders’ Deficit	(10,082,973)	(563,108)	(10,646,081)
Redemption value per redeemable common stock	10.17	2.03	12.20

Condensed Consolidated Statement of Operations (unaudited) for the Three Months ended March 31, 2025
Basic and diluted net income per share, Common stock – redeemable	$(0.18)	$0.52	$0.34
Basic and diluted net loss per share, Common stock – non-redeemable	(0.20)	(0.04)	(0.24)

Condensed Consolidated Statement of Changes in Stockholders’ Deficit (unaudited) for the Three Months Ended March 31, 2025
Remeasurement of common stock subject to redemption	$(5,714)	$(156,385)	$(162,099)

Condensed Consolidated Statement of Cash Flows (unaudited) for the Three Months Ended March 31, 2025
Remeasurement of Common stock subject to redemption	$5,714	$156,385	$162,099

	As Previously Reported	Adjustments	As Restated
Consolidated Balance Sheet as of December 31, 2024 (audited)
Common stock subject to possible redemption	$2,816,791	$406,723	$3,223,514
Accumulated deficit	(10,282,996)	(406,723)	(10,689,719)
Total Stockholders’ Deficit	(10,279,551)	(406,723)	(10,686,274)
Redemption value per redeemable common stock	10.15	1.47	11.62

Consolidated Statement of Operations (audited) for the year ended December 31, 2024
Basic and diluted net income per share, Common stock – redeemable	$0.26	$0.10	$0.36
Basic and diluted net loss per share, Common stock – non-redeemable	(0.47)	(0.07)	(0.54)

Consolidated Statement of Changes in Stockholders’ Deficit (audited) for the year ended December 31, 2024
Remeasurement of common stock subject to redemption	$(1,768,457)	$(406,723)	$(2,175,180)

Consolidated Statement of Cash Flows (audited) for the year ended December 31, 2024
Remeasurement of Common stock subject to redemption	$1,768,457	$406,723	$2,175,180